LEASES - Minimum lease payments in future periods (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 01, 2022
Minimum lease payments in future periods
2023	$ 218
2024	233
2025	216
2026	158
2027	86
Total minimum lease payments	911
Less: imputed interest	(45)
Total:	$ 866	$ 941